Note 5 - Segmented Information - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 363,944	$ 300,929
Cost of sales	232,146	219,162
Depletion, depreciation, and amortization	65,584	93,667
Mine operating earnings	66,214	(11,900)
Capital expenditures	124,194	107,187
Mining Interests Producing	463,391	435,613
Property, plant and equipment	236,639	251,084
Total mining assets	700,030	686,697
Total assets	1,027,924	926,110
Total liabilities	365,603	331,537
Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	367,348	353,651
Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	96,043	81,962	$ 86,928
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Revenue	185,999	102,515
Cost of sales	100,120	60,762
Depletion, depreciation, and amortization	28,491	19,052
Mine operating earnings	57,388	22,701
Capital expenditures	42,511	20,485
Property, plant and equipment	116,556	120,218
Total mining assets	318,688	306,357
Total assets	375,359	368,460
Total liabilities	61,476	59,990
Mexico - San Dimas [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	193,433	182,434
Mexico - San Dimas [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	8,699	3,705
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Revenue	94,378	83,116
Cost of sales	53,605	52,154
Depletion, depreciation, and amortization	12,204	12,352
Mine operating earnings	28,569	18,610
Capital expenditures	23,004	18,908
Property, plant and equipment	47,787	39,664
Total mining assets	111,425	87,427
Total assets	134,666	104,955
Total liabilities	23,867	16,753
Mexico - Santa Elena [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	45,046	33,447
Mexico - Santa Elena [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	18,592	14,316	7,777
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Revenue	50,867	24,533
Cost of sales	36,609	30,215
Depletion, depreciation, and amortization	11,648	13,955
Mine operating earnings	2,610	(19,637)
Capital expenditures	13,225	16,938
Property, plant and equipment	14,736	43,060
Total mining assets	38,931	88,284
Total assets	71,255	111,887
Total liabilities	21,563	13,972
Mexico - La Encantada [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	23,091	39,564
Mexico - La Encantada [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	1,104	5,660	5,221
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Revenue	14,023	29,908
Cost of sales	16,152	26,758
Depletion, depreciation, and amortization	3,422	24,944
Mine operating earnings	(5,551)	(21,794)
Capital expenditures	10,503	14,191
Property, plant and equipment	7,723	7,603
Total mining assets	35,136	28,261
Total assets	56,270	52,383
Total liabilities	8,384	9,784
Mexico - La Parrilla [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	20,065	17,172
Mexico - La Parrilla [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	7,348	3,486	13,982
Mexico - San Martin [member]
Statement Line Items [Line Items]
Revenue	10,554	33,925
Cost of sales	13,143	22,903
Depletion, depreciation, and amortization	7,022	8,608
Mine operating earnings	(9,611)	2,414
Capital expenditures	4,869	9,302
Property, plant and equipment	16,043	18,373
Total mining assets	83,420	81,317
Total assets	87,248	92,835
Total liabilities	15,987	23,386
Mexico - San Martin [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	53,088	50,406
Mexico - San Martin [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	14,289	12,538	9,599
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Revenue	7,627	17,923
Cost of sales	11,615	19,170
Depletion, depreciation, and amortization	1,718	8,612
Mine operating earnings	(5,706)	(9,859)
Capital expenditures	4,886	11,620
Property, plant and equipment	6,002	5,775
Total mining assets	22,697	18,458
Total assets	37,546	36,760
Total liabilities	7,899	7,624
Mexico - Del Toro [member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	11,129	9,601
Mexico - Del Toro [member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	5,566	3,082	$ 10,117
All other segments and La Guitarra [Member]
Statement Line Items [Line Items]
Revenue	496	9,009
Cost of sales	902	7,200
Depletion, depreciation, and amortization	1,079	6,144
Mine operating earnings	(1,485)	(4,335)
Capital expenditures	25,196	15,743
Property, plant and equipment	27,792	16,391
Total mining assets	89,733	76,593
Total assets	265,579	158,830
Total liabilities	226,427	200,028
All other segments and La Guitarra [Member] | Producing properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	21,496	21,027
All other segments and La Guitarra [Member] | Exploration properties [member]
Statement Line Items [Line Items]
Mining Interests Producing	$ 40,445	$ 39,175